CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 3,872	$ 5,261	$ 9,550
Accounts receivable	253	178	130
Restricted cash	40	40	675
Inventories, net	107	107	107
Other current assets	736	785	780
Current assets held for sale	3,454	3,277	3,622
Total current assets	8,462	9,648	14,864
Property and equipment, net	2,384	2,299	2,325
Operating lease right-of-use assets	1,123
Other assets	40	39	42
Noncurrent assets held for sale	12,235	11,633	14,012
Goodwill	372	372	372
Total assets	24,616	23,991	31,615
Current liabilities:
Accounts payable and accrued expenses	2,729	2,777	4,206
Operating lease liability	345
Term obligations, net of discount	14,371	14,202	13,624
Current liabilities held for sale	850	580	584
Total current liabilities	18,295	17,559	18,414
Other noncurrent liabilities	28	46
Noncurrent operating lease liability	778
Warrant liability	706	916
Noncurrent liabilities held for sale	952	245	201
Total liabilities	20,759	18,766	18,615
Commitments and contingencies
Stockholders’ equity:
Preferred stock
Common stock	0	0	0
Additional paid-in capital	420,312	418,390	413,362
Accumulated other comprehensive income	1,078	1,218	1,387
Accumulated deficit	(417,533)	(414,383)	(401,749)
Total stockholders’ equity	3,857	5,225	13,000
Total liabilities and stockholders’ equity	$ 24,616	$ 23,991	$ 31,615